Segmental analysis	6 Months Ended
Jun. 30, 2026
Segmental analysis
Segmental analysis

6. Segmental analysis

The business is organised into the following reportable segments: Retail Banking, Private Banking & Wealth Management, Commercial & Institutional and Central items & other.

Analysis of operating profit/(loss) before tax

The following tables provide a segmental analysis of operating profit/(loss) before tax by the main income statement captions.

		Private Banking &
	Retail	Wealth	Commercial &	Central items &
	Banking	Management	Institutional	other	Total
Half year ended 30 June 2026	£m	£m	£m	£m	£m
Net interest income	3,165	398	3,367	(40)	6,890
Net fees and commissions	265	178	871	3	1,317
Other non-interest income	8	19	391	237	655
Total income	3,438	595	4,629	200	8,862
Depreciation and amortisation	(13)	(1)	(62)	(489)	(565)
Other operating expenses	(1,416)	(376)	(2,146)	382	(3,556)
Impairment losses	(280)	(6)	(137)	—	(423)
Operating profit	1,729	212	2,284	93	4,318

Half year ended 30 June 2025
Net interest income	2,922	363	2,955	(120)	6,120
Net fees and commissions	213	159	865	3	1,240
Other non-interest income	(1)	17	469	140	625
Total income	3,134	539	4,289	23	7,985
Depreciation and amortisation	—	—	(71)	(486)	(557)
Other operating expenses	(1,423)	(359)	(2,080)	401	(3,461)
Impairment losses	(226)	(1)	(154)	(1)	(382)
Operating profit/(loss)	1,485	179	1,984	(63)	3,585

Total revenue (1)

		Private Banking &
	Retail	Wealth	Commercial &	Central items &
	Banking	Management	Institutional	other	Total
Half year ended 30 June 2026	£m	£m	£m	£m	£m
External	5,312	634	6,631	2,831	15,408
Inter-segmental	7	691	(665)	(33)	—
Total	5,319	1,325	5,966	2,798	15,408

Half year ended 30 June 2025
External	4,916	617	6,729	2,644	14,906
Inter-segmental	6	774	(794)	14	—
Total	4,922	1,391	5,935	2,658	14,906

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.

6. Segmental analysis continued

Total assets and liabilities

		Private Banking &
	Retail	Wealth	Commercial &	Central items &
	Banking	Management	Institutional	other	Total
30 June 2026	£m	£m	£m	£m	£m
Assets	247,472	32,899	422,116	42,880	745,367
Liabilities	205,933	42,139	377,800	75,667	701,539

31 December 2025
Assets	240,259	30,457	391,869	51,968	714,553
Liabilities	206,398	42,895	354,499	68,148	671,940

Analysis of net fees and commissions

		Private Banking
	Retail	& Wealth	Commercial	Central items
	Banking	Management	& Institutional	& other	Total
Half year ended 30 June 2026	£m	£m	£m	£m	£m
Fees and commissions receivable
- Payment services	191	19	358	—	568
- Credit and debit card fees	207	10	133	—	350
- Lending and financing	8	4	385	—	397
- Brokerage	68	6	25	—	99
- Investment management, trustee and fiduciary services	2	148	27	8	185
- Underwriting fees	—	—	93	—	93
- Other	10	3	19	(14)	18
Total	486	190	1,040	(6)	1,710
Fees and commissions payable	(221)	(12)	(169)	9	(393)
Net fees and commissions	265	178	871	3	1,317

Half year ended 30 June 2025
Fees and commissions receivable
- Payment services	176	20	355	—	551
- Credit and debit card fees	203	10	133	—	346
- Lending and financing	8	4	370	—	382
- Brokerage	19	5	28	—	52
- Investment management, trustee and fiduciary services	1	126	25	10	162
- Underwriting fees	—	—	88	—	88
- Other	5	2	28	(8)	27
Total	412	167	1,027	2	1,608
Fees and commissions payable	(199)	(8)	(162)	1	(368)
Net fees and commissions	213	159	865	3	1,240